24. SUBSEQUENT EVENTS (Details)	24 Months Ended
Dec. 31, 2020 CAD ($) shares
Event 1
Subsequent Event, Date	Jan. 28, 2021
Description of nature of non-adjusting event after reporting period	Company closed the final tranche of a non-brokered private placement
Shares, Issued	8,740,000
Stock Issued | $	$ 874,000
Event 2
Subsequent Event, Date	Jan. 28, 2021
Description of nature of non-adjusting event after reporting period	Company granted 150,000 stock options to a consultant
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	150,000
Event 3
Subsequent Event, Date	Feb. 12, 2021
Description of nature of non-adjusting event after reporting period	Company completed a non-brokered private placement
Shares, Issued	7,000,000
Stock Issued | $	$ 1,540,000
Event 4
Description of nature of non-adjusting event after reporting period	Company issued 7,201,160 common shares upon exercise of warrants
Shares, Issued	7,201,160
Stock Issued | $	$ 1,225,112
Event 5
Description of nature of non-adjusting event after reporting period	Company issued 590,000 common shares upon exercise of stock options
Shares, Issued	590,000
Stock Issued | $	$ 42,550
Event 6
Subsequent Event, Date	Mar. 22, 2021
Description of nature of non-adjusting event after reporting period	Company granted 1,800,000 stock options to the directors, officers and consultants of the Company
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,800,000
Event 7
Description of nature of non-adjusting event after reporting period	Company repaid the $1,000,000 secured loan [1]

[1]	see Note 13